Impairment testing - Schedule of sensitivity analysis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WACC increase, percentage	1.00%
Reduced revenue percentage	10.00%
IXIARO
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	9.08%	8.34%
BREAK-EVEN WACC	81.06%	56.27%
DUKORAL
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	8.94%	8.30%
BREAK-EVEN WACC	8.04%	7.59%
Impairment if WACC increases by 1%	€ 3,330	€ 5,095
Impairment if sales reduce by 10%	€ 6,508	€ 4,023
IXCHIQ
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	9.04%	8.25%
BREAK-EVEN WACC	113.62%	113.60%
CTM
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
WEIGHTED AVERAGE COST OF CAPITAL (WACC)	0.00%	9.50%
BREAK-EVEN WACC	0.00%	15.00%
Impairment if WACC increases by 1%	€ 0
Impairment if sales reduce by 10%	€ 0	€ 1